Corporate Information - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Feb. 23, 2023	Oct. 27, 2022	Oct. 04, 2022	Jul. 21, 2022	Jan. 17, 2022	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2021
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in subsidiary						24.99%
Play Digital SA [Member]
Discription Of Corporate Information [Line Items]
Face value per share		$ 1
Capital contribution in advance of future share subscription				$ 245,539	$ 130,758			$ 253,557	$ 253,557
Sale of interest in associates shares			22,112,340
Proceeds from sales of interests in associates			$ 61,889
Proportion of ownership interest in associate		9.6984%	8.9927%				8.9927%	10.0197%
Play Digital SA [Member] | Events after reporting period [member]
Discription Of Corporate Information [Line Items]
Capital contribution in advance of future share subscription	$ 347,371
Play Digital SA [Member] | Ordinary shares [member]
Discription Of Corporate Information [Line Items]
Shares acquired		104,879,045
Play Digital SA [Member] | Registered shares [Member]
Discription Of Corporate Information [Line Items]
Shares acquired		74,032,267
Fintech SGR [Member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in subsidiary						24.99%
Cash transferred										$ 33,488
Finova SA [Member]
Discription Of Corporate Information [Line Items]
Cash transferred						$ 50,850
Proportion of voting rights held in subsidiary						50.00%